CONSOLIDATED BALANCE SHEETS (USD $)	Aug. 31, 2014	Aug. 31, 2013
Current assets
Cash and cash equivalents	$ 785,237	$ 347,493
Deferred research and development costs	150,000	150,000
Prepaid expenses and other current assets	14,257	22,379
Total current assets	949,494	519,872
Equipment, net of accumulated depreciation of $18,128 and $12,025, respectively	24,597	13,823
Total assets	974,091	533,695
Current liabilities
Accounts payable	144,239	122,356
Interest payable	193,151
Convertible promissory note, net of discount of $2,313,680 as of August 31, 2014	686,320
Total current liabilities	1,023,710	122,356
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.001 par value; 300,000,000 shares authorized, 24,306,612 and 24,194,713 shares issued and outstanding at August 31, 2014 and 2013, respectively	24,306	24,194
Additional paid-in capital	20,872,345	17,441,034
Retained earnings (deficit)	(20,946,270)	(17,053,889)
Total stockholders' equity (deficit)	(49,619)	411,339
Total liabilities and stockholders' equity (deficit)	$ 974,091	$ 533,695